Employee Long Term Incentive Plan - Additional Information (Detail) - Summit Materials, LLC [Member] - USD ($)		12 Months Ended
	Mar. 11, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of LP Units outstanding		69,007,297
Stock units vesting period		4 years
Outstanding warrants, restricted stock units and options contractual term		10 years
Share-based compensation expense		$ 19,900	$ 2,200	$ 2,300
Unrecognized compensation cost		$ 12,300,000
Weighted average remaining contractual term		3 years 1 month 6 days
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification charge recognized in general and administrative costs	$ 14,500,000	$ 14,500,000
Initial Public Offering [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class A common shares		25,555,555
Class A Common stock offering price per share		$ 18.00
2015 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted		4,550,061
2015 Omnibus Equity Incentive Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted		240,000
Exercise price per share under the Omnibus Incentive Plan		$ 18.00
Common stock authorized for issuance		13,500,000
Class C Units [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class A common shares		160,333
Class D Units [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class A common shares		4,358,842
Share-based Compensation Award, Tranche One [Member] | 2015 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance-vesting options		25.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Granted		10,000
Stock units vesting period		4 years
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance-vesting options		25.00%
Capital Unit Class D1 [Member] | Time-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vesting on first anniversary		20.00%
Units vesting monthly following the first anniversary		80.00%
Number of years required for remaining units to be vested under vesting condition		4 years
Units vesting period		5 years
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%	0.00%
Class D Units [Member] | Time-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of time-vesting units			$ 600,000	$ 1,600,000
Weighted-average grant-date fair value			$ 1,368	$ 2,786
Number of units, Granted		2,098,421
Number of units expected to vest		575,256
Class D Units [Member] | Performance-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, Granted		2,425,361